Financial Instruments - Disclosure of Loss Allowance for Accounts Receivables (Detail) - Accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Loss Allowance for Trade Receivables [Line Items]
Opening loss allowance on January 1	R$ (632)	R$ (150)
Loss allowance assumed as a result of business combination	0	(491)
Decrease in accounts receivable allowance recognized in profit or loss	0	9
Closing loss allowance on December 31	R$ (632)	R$ (632)